CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Initial public offering [Member] CNY (¥)	Private Placement [Member] CNY (¥)	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] USD ($) shares	Ordinary shares [Member] Initial public offering [Member] CNY (¥) shares	Ordinary shares [Member] Private Placement [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥) shares	Treasury Stock [Member] USD ($) shares	Treasury Stock [Member] Initial public offering [Member] CNY (¥) shares	Treasury Stock [Member] Private Placement [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Initial public offering [Member] CNY (¥)	Additional paid-in capital [Member] Private Placement [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] USD ($)	Accumulated other comprehensive income/(loss) [Member] Initial public offering [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] Private Placement [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] Initial public offering [Member] CNY (¥)	Accumulated deficit [Member] Private Placement [Member] CNY (¥)	Total Tuniu Corporation Shareholders' equity (deficit) [Member] CNY (¥)	Total Tuniu Corporation Shareholders' equity (deficit) [Member] USD ($)	Total Tuniu Corporation Shareholders' equity (deficit) [Member] Initial public offering [Member] CNY (¥)	Total Tuniu Corporation Shareholders' equity (deficit) [Member] Private Placement [Member] CNY (¥)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] Initial public offering [Member] CNY (¥)	Noncontrolling interests [Member] Private Placement [Member] CNY (¥)
Balance at Dec. 31, 2013	¥ (425,085)				¥ 18								¥ 200				¥ (19,723)				¥ (405,580)				¥ (425,085)
Balance (in shares) at Dec. 31, 2013 | shares					26,000,000	26,000,000
Capital contribution from shareholders of VIE	70												70												70
Conversion of Series A,B,C and D Convertible Preferred Shares into ordinary shares upon the completion of initial public offering	732,047				¥ 56								731,991												732,047
Conversion of Series A,B,C and D Convertible Preferred Shares into ordinary shares upon the completion of initial public offering ( in shares) | shares					85,852,919	85,852,919
Issuance of ordinary shares,net of issuance costs			¥ 632,472	¥ 891,513			¥ 23	¥ 22							¥ 632,449	¥ 891,491											¥ 632,472	¥ 891,513
Issuance of ordinary shares,net of issuance costs (in shares) | shares							37,406,666	36,812,868
Issuance of ordinary shares pursuant to share incentive plan	3,355				¥ 2								3,353												3,355
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares					2,363,469	2,363,469
Share-based compensation expenses	39,173												39,173												39,173
Foreign currency translation adjustments	(1,358)																(1,358)								(1,358)
Deemed dividend from modification of Series D Convertible Preferred Shares	(15,606)																				(15,606)				(15,606)
Accretion on redeemable noncontrolling interests
Net loss	(447,858)																				(447,858)				(447,858)
Balance at Dec. 31, 2014	1,408,723				¥ 121								2,298,727				(21,081)				(869,044)				1,408,723
Balance (in shares) at Dec. 31, 2014 | shares					188,435,922	188,435,922
Issuance of ordinary shares,net of issuance costs				3,104,514				¥ 57								3,104,457												3,104,514
Issuance of ordinary shares,net of issuance costs (in shares) | shares								93,750,000
Acquisition of subsidiaries	20,122																												20,122
Issuance of ordinary shares pursuant to share incentive plan	14,996				¥ 3								14,993												14,996
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares					4,784,970	4,784,970
Share-based compensation expenses	65,143												65,143												65,143
Foreign currency translation adjustments	188,106																188,106								188,106
Deemed dividend from modification of Series D Convertible Preferred Shares
Acquisition of noncontrolling interests	(1,496)												(683)												(683)				(813)
Accretion on redeemable noncontrolling interests
Net loss	(1,462,385)																				(1,459,379)				(1,459,379)				(3,006)
Balance at Dec. 31, 2015	3,337,723				¥ 181								5,482,637				167,025				(2,328,423)				3,321,420				16,303
Balance (in shares) at Dec. 31, 2015 | shares					286,970,892	286,970,892
Issuance of ordinary shares,net of issuance costs				¥ 3,275,835				¥ 60								¥ 3,275,775												¥ 3,275,835
Issuance of ordinary shares,net of issuance costs (in shares) | shares								90,909,091
Repurchase of ordinary shares	(19,708)								¥ (19,708)																(19,708)
Repurchase of ordinary shares (in shares) | shares									(985,299)	(985,299)
Issuance of ordinary shares pursuant to share incentive plan	5,267				¥ 1								5,266												5,267
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares					1,590,774	1,590,774
Share-based compensation expenses	92,419												92,419												92,419
Foreign currency translation adjustments	233,900																233,900								233,900
Deemed dividend from modification of Series D Convertible Preferred Shares
Remeasurement of prior year acquisitions	(401)																												(401)
Accretion on redeemable noncontrolling interests	(106)	(15)											(106)												(106)
Net loss	(2,442,595)	(351,807)																			(2,427,091)				(2,427,091)				(15,470)
Balance at Dec. 31, 2016	¥ 4,482,368	$ 645,595			¥ 242	$ 35			¥ (19,708)	$ (2,839)			¥ 8,855,991	$ 1,275,528			¥ 400,925	$ 57,745			¥ (4,755,514)	$ (684,936)			¥ 4,481,936	$ 645,533			¥ 432	$ 62
Balance (in shares) at Dec. 31, 2016 | shares					379,470,757	379,470,757			(985,299)	(985,299)